Segment	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segments
The Company is organized by vessel type into three operating segments through which the Company’s chief operating decision maker manages the Company’s business. The Capesize, Kamsarmax and Ultramax Operations segments provide the following:

•	Capesize - includes vessels of approximately 180,000 DWT

•	Kamsarmax - includes vessels ranging from approximately 77,500 DWT to 98,700 DWT

•	Ultramax - includes vessels ranging from approximately 48,500 DWT to 64,000 DWT
Although each vessel within its respective class qualifies as an operating segment under U.S. GAAP, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. We have therefore chosen to present our segment information by vessel class using the aggregated information from the individual vessels.
The Company’s vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate”.
The following schedule presents segment information about the Company’s operations for the years ended December 31, 2015 and 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2013.

December 31, 2015	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$9,038	$26,712	$26,771	$—	$62,521
Voyage expenses	(280)	(331)	(176)	—	(787)
Vessel operating cost	(5,089)	(9,986)	(14,297)	—	(29,372)
Charterhire expense	—	(29,509)	(21,880)		(51,389)
Vessel depreciation	(3,623)	(4,536)	(6,104)	—	(14,263)
General and administrative expenses	(275)	(498)	(713)	(33,896)	(35,382)
Loss / write down on assets held for sale	(408,318)	(8,997)	(5,622)	—	(422,937)
Interest income	—	—	4	352	356
Foreign exchange gain	(4)	(10)	(27)	29	(12)
Financial expense, net	—	—	—	(19,524)	(19,524)
Segment loss	$(408,551)	$(27,155)	$(22,044)	$(53,039)	$(510,789)

December 31, 2014	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$—	$38,770	$10,217	$—	$48,987
Voyage expenses	—	(3,653)	(74)	—	(3,727)
Vessel operating cost	—	(1,600)	—	—	(1,600)
Charterhire expense	—	(57,909)	(15,305)	—	(73,214)
Vessel depreciation	—	(686)	—	—	(686)
General and administrative expenses	(39)	(103)	(26)	(31,593)	(31,761)
Loss / write down on assets held for sale	(52,553)	(2,934)	—	—	(55,487)
Interest income	—	—	—	1,052	1,052
Foreign exchange loss	—	—	—	43	43
Financial expense, net	—	—	—	(172)	(172)
Segment loss	$(52,592)	$(28,115)	$(5,188)	$(30,670)	$(116,565)
A write down on assets held for sale of $585, that was reflected under Corporate at December 31, 2014 was reallocated to the Capesize segment in 2015.
General and administrative expenses incurred by the Company during 2013 were not attributable to any specific segment. As such, these costs were not allocated to any of the Company’s segments and are considered Corporate.
Identifiable assets, classified by the segment by which the Company operates, are as follows:

Identifiable assets
	December 31, 2015	December 31, 2014
Held by vessel owning subsidiaries or allocated to segments:
Capesize	$180,850	$438,256
Kamsarmax	468,875	236,278
Ultramax	626,304	288,828
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	178,103	265,818
Other	31,304	95,025
Total identifiable assets	$1,485,436	$1,324,205